Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Lease liabilities current	€ (11,314)
Lease liabilities non-current	(46,053)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	37,049	€ 32,845
Bank overdrafts and borrowings		(360)
Lease liabilities current	(1,982)
Lease liabilities non-current	(5,004)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 30,063	€ 32,485